PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 8,047	$ 9,656
Foreign currency derivative assets	22,128	13,144
Prepaid expenses	29,353	20,909
Other current assets	18,305	12,603
ReceivablesRelatedtoShare-BasedAwards	3,004	72,265
wix:CompensationRelatedToBusinessCombinations	15,415	0
Prepaid expenses and other current assets	$ 96,252	$ 128,577